Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Net sales	$ 1,072	$ 1,137	$ 4,766	$ 4,561	$ 4,257
Costs and expenses:
Cost of goods sold	895	985	3,949	3,878	3,667
Selling, general and administrative	77	72	308	275	272
Amortization of intangibles	27	28	109	106	107
Restructuring and impairment charges	5	23	31	221	41
Other operating expenses	9	13	44	39	46
Operating income	68	29	325	42	124
Other expense (income)			(7)	61	(27)
Debt extinguishment	16		(1)	(4)	(13)
Other income	(3)	(4)		61	(27)
Interest expense	70	83	328	327	313
Income (loss) before income taxes	(15)	(50)	4	(346)	(162)
Income tax expense (benefit)	(5)	(19)	2	(47)	(49)
Net income (loss)	(10)	(31)	2	(299)	(113)
Comprehensive income (loss):
Currency translation			6	(10)	6
Interest rate hedges			4	(8)
Other Comprehensive Income (Loss),Defined benefit pension and retiree health benefit plans			(14)	(14)	(12)
Provision for income taxes related to other comprehensive income items			5	7	7
Comprehensive income (loss)	$ (7)	$ (31)	$ 3	$ (324)	$ (112)
Net income (loss) per share:
Basic	$ (0.09)	$ (0.37)	$ 0.02	$ (3.55)	$ (1.34)
Diluted	$ (0.09)	$ (0.37)	$ 0.02	$ (3.55)	$ (1.34)
Weighted-average number of shares outstanding: (thousands)
Basic	111,352	83,851	83,435	84,121	84,525
Diluted	111,352	83,851	86,644	84,121	84,525